SUBSEQUENT EVENT (Details) $ in Thousands	Jan. 01, 2022 CAD ($)
Aggregated individually immaterial business combinations | Major business combination | Wealth Management
Disclosure of non-adjusting events after reporting period [line items]
Acquisition liabilities settled	$ 374,438